Going Concern and Management’s Plans (Details Narrative) - USD ($)	Dec. 02, 2022	Oct. 31, 2022	Oct. 17, 2022	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 294,019,063		$ 285,957,665	$ 251,778,031
Cash and cash equivalents	$ 8,100,000	$ 5,729,691	$ 6,700,000	$ 12,299,740	$ 45,951,233